Debt - Schedule of Failed Sale Leaseback Transaction (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Sale Leaseback Financing and Deferred Investment Tax Credit Gain, Current Portion [Abstract]
Failed sale-leaseback financing, current	$ 13,510	$ 13,390	$ 13,127
ITC gains, current	32,951	32,952	32,951
Less: origination costs, current	210	211	210
Current portion of failed sale-leaseback financing and deferred ITC gain	46,251	46,131	45,868
Sale Leaseback Financing and Deferred Investment Tax Credit Gain, Noncurrent Portion [Abstract]
Failed sale-leaseback financing, net of current portion	107,925	109,576	111,238
ITC gains, net of current portion	58,395	66,132	92,802
Less: origination costs, net of current portion	2,116	2,221	2,439
Failed sale-leaseback financing and deferred ITC gain, net of current portion	$ 164,204	$ 173,487	$ 201,601